CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss attributable to redeemable non-controlling interests	¥ (120,447)
Other comprehensive income attributable to redeemable non-controlling interests	¥ 95,543